Note 13 - Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Class A	Class B	Class D	Class E	Class F	Class G	Class H	Class I
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants
Outstanding as of December 31, 2011	1,106,627	1,106,627	4,235,160	3,576,737	-	-	-	-
Issued	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-
Expired	-	-	(2,284,993)	-	-	-	-	-
Outstanding as of December 31, 2012	1,106,627	1,106,627	1,950,167	3,576,737	-	-	-	-
Issued	-	-	-	-	2,000,000	1,503,409	1,988,095	1,043,646
Exercised	-	-	-	-	-	-	-	-
Expired	-	-	(1,950,167)	-	(1,700,000)	-	-	-
Outstanding as of December 31, 2013	1,106,627	1,106,627	-	3,576,737	300,000	1,503,409	1,988,095	1,043,646

Schedule of Warrant Exercise Price and Expiration Date [Table Text Block]
	Class A	Class B	Class D	Class E	Class F	Class G	Class H	Class I
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants

Exercise price/share	$4.00	$8.00	$2.00	$4.00	$0.35	$0.80	$0.80	$0.85

Expiration Date	September 2014	September 2014	January 2013	April 2016	February 2018	July 2018	July 2018	Sept - Dec 2018